ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY’S SUBSIDIARIES

As of June 30, 2026, details of the Company’s subsidiaries were as follows:

Name	Place and date of Incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
H2N Limited (“H2N”)	Hong Kong, December 3, 2013	100%	Parcel consolidation and cross-border logistic service
Times Express Limited (“TEX”)	Hong Kong, July 27, 2020	100%	Local logistic service
Oceanus Asia Opportunity 2 Limited	BVI, December 16, 2021	100%	Investment holdings
Smart Minds Holdings Limited (“Smart Minds”)	Hong Kong, March 24, 2023	62.5%	Logistics technology solution services
Smart Kreate Management Limited	Hong Kong, September 10, 2025	100%	Investment holdings
Smart Kreate Technology Limited	Seychelles, September 11, 2025	100%	Investment holdings

As of December 31, 2025, details of the Company’s subsidiaries were as follows:

Name	Place and date of Incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
H2N Limited (“H2N”)	Hong Kong, December 3, 2013	100%	Parcel consolidation and cross-border logistic service
Times Express Limited (“TEX”)	Hong Kong, July 27, 2020	100%	Local logistic service
Oceanus Asia Opportunity 2 Limited	BVI, December 16, 2021	100%	Investment holdings
Smart Minds Holdings Limited (“Smart Minds”)	Hong Kong, March 24, 2023	62.5%	Logistics technology solution services
Smart Kreate Management Limited	Hong Kong, September 10, 2025	100%	Investment holdings
Smart Kreate Technology Limited	Seychelles, September 11, 2025	100%	Investment holdings